WELLS FARGO FUNDS TRUST

WELLS FARGO ADVANTAGE HERITAGE MONEY MARKET FUNDSM

Administrator Class

Supplement dated December 12, 2005 to the Prospectus dated August 1, 2005

This supplement contains important information about the Fund referenced above.

The annualized return information in the below table replaces the annualized return information, as it relates to the Fund, disclosed on page 9 of the Prospectus.

Average annual total returns

	1 year	5 years	Life of Fund
For the period ended 12/31/04
Administrator Class (Incept. 6/29/95)[1]	1.04%	2.71%	4.03%
iMoneyNet First Tier Institutional Money Fund Average	1.03%	2.87%	4.71%

1	Performance shown reflects the performance of the Investor Class shares of the predecessor Strong Heritage Money Fund.

WELLS FARGO FUNDS TRUST

WELLS FARGO ADVANTAGE HERITAGE MONEY MARKET FUNDSM

NATIONAL TAX-FREE MONEY MARKET FUND

PRIME INVESTMENT MONEY MARKET FUND

Institutional Class

Supplement dated December 12, 2005 to the Prospectus dated August 1, 2005

This supplement contains important information about the Funds referenced above.

The annualized return information in the below tables replaces the annualized return information, as it relates to each Fund.

Heritage Money Market Fund

The information below replaces the information on page 9 of the Prospectus:

Average annual total returns

	1 year	5 years	Life of Fund
For the period ended 12/31/04
Institutional Class (Incept. 3/31/00)[1]	1.27%	2.92%	4.15%
iMoneyNet First Tier Institutional Money Fund Average	1.03%	2.87%	4.71%

1	Performance shown reflects the performance of the Institutional Class shares of the predecessor Strong Heritage Money Fund. Performance shown for the periods prior to the inception of this Class reflects the performance of the Investor Class shares of the predecessor fund, which incepted June 29, 1995.

National Tax-Free Money Market Fund

The information below replaces the information on page 10 of the Prospectus:

Average annual total returns

	1 year	5 years	10 years
For the period ended 12/31/04
Institutional Class (Incept. 11/8/99)[1]	1.05%	1.98%	2.64%
iMoneyNet Tax-Free National Institutional Money Fund Average	0.86%	1.92%	2.91%

1	Performance shown prior to the inception of this Class reflects the performance of the Service Class shares and includes fees and expenses that are not applicable to and are higher than those of the Institutional Class shares. The Service Class shares incepted on August 3, 1993.

Prime Investment Money Market Fund

The information below replaces the information on page 11 of the Prospectus:

Average annual total returns

	1 year	5 years	Life of Fund
For the period ended 12/31/04
Institutional Class (Incept. 7/28/03)[1]	1.22%	2.62%	3.10%
iMoneyNet First Tier Institutional Money Fund Average	1.03%	2.87%	3.50%

1	Performance shown prior to the inception of this Class reflects the performance of the Service Class shares and includes fees and expenses that are not applicable to and are higher than those of the Institutional Class shares. The Service Class shares incepted on September 2, 1998.

WELLS FARGO FUNDS TRUST

WELLS FARGO ADVANTAGE NATIONAL TAX-FREE MONEY MARKET TRUST

Supplement dated December 12, 2005 to the Prospectus dated August 1, 2005, as previously supplemented September 6, 2005

This supplement contains important information about the Fund referenced above.

The annualized return information in the below table replaces the annualized return information, as it relates to the Fund, disclosed on page 9 of the Prospectus.

Average annual total returns

	1 year	5 years	Life of Fund
For the period ended 12/31/04
National Tax-Free Money Market Trust (Incept. 11/10/97)	1.03%	2.02%	2.38%
iMoneyNet Tax-Free National Institutional Money Fund Average	0.86%	1.92%	2.40%